Trade and Other Payables - Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 23, 2024	Sep. 30, 2024	Apr. 05, 2024	Mar. 31, 2025
Trade And Other Payables [Line Items]
Conversion of convertible notes				$ 5,000
Bottom of range [member]
Trade And Other Payables [Line Items]
Trade payable settlement term				30 days
Other payables average term				30 days
Top of range [member]
Trade And Other Payables [Line Items]
Trade payable settlement term				90 days
Other payables average term				90 days
RFWM VCC
Trade And Other Payables [Line Items]
Conversion of convertible notes		$ 5,000	$ 5,000
Convertible note interest rate			10.00%
Shares issued in conversion of convertible note		750
Total shares transferred to owners	1,845,000